Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions/Investments with Related Parties and Other [Abstract]
Transactions with Related Parties

3.

Transactions with related parties
a)

Altair

Travel

Agency

S.A.

(“Altair”):

The

Company

uses

the

services

of

an

affiliated

travel
agent, Altair,

which is controlled by

the Company’s CEO

Mrs. Semiramis Paliou.

Travel expenses for

the
six months ended June 30, 2024 and 2023

amounted to $
1,288

and $
1,311
, respectively,

and are mainly
included

in

vessel

operating

expenses

and

general

and

administrative

expenses

in

the

accompanying
unaudited

interim

consolidated

statements

of

comprehensive

income/(loss).

As

of

June

30,

2024

and
December

31,

2023,

an

amount

of

$
219

and

$
62
,

respectively,

was

due

to

Altair,

included

in

due

to
related parties in the accompanying consolidated balance sheets.

b)

Steamship Shipbroking Enterprises Inc. or

Steamship:

Steamship is a company controlled by
our CEO

Mrs. Semiramis

Paliou.

Steamship provides

brokerage services

to DSI

for a

fixed monthly

fee
plus

commissions

on

the

sale

and

purchase

of

vessels,

pursuant

to

a

Brokerage

Services

Agreement
dated February 23,

2024. For the

six months ended

June 30, 2024

and 2023,

brokerage fees amounted
to

$
1,950

and

$
1,950
,

respectively,

included

in

general

and

administrative

expenses

in

the
accompanying

unaudited

interim

consolidated

statements

of

comprehensive

income/(loss).

For

the

six
months ended

June 30, 2024

and 2023, the

Company also

paid commissions on

the sale

and purchase
of vessels which amounted

to $
195

and $
226
, respectively,

included in the gain

on sale of vessels

in the
accompanying

unaudited

interim

consolidated

statements

of

comprehensive

income/(loss).

As

of

June
30,

2024

and

December

31,

2023,

an

amount

of

$
0

and

$
697
,

respectively,

was

due

to

Steamship,
included in due to related parties in the accompanying consolidated balance sheets.